TAXATION - PRC operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Loss before income taxes	¥ (2,570,923)	$ (394,010)	¥ (175,809)	¥ (162,325)
Income tax benefits computed at applicable tax rates (25%)	642,731	98,503	43,952	40,581
Non-deductible expenses	(4,117)	(631)	(23,082)	(2,834)
Research and development expenses	32,777	5,023	19,688	25,906
Preferential rate	26,554	4,070	20,213	11,701
Current and deferred tax rate differences	(36,391)	(5,577)	(8,699)	37,934
International rate differences	(711,962)	(109,113)	(77,066)	(63,525)
Tax exempted income	1,087	167	754
PRC withholding tax	(10,263)	(1,573)
Unrecognized tax benefits (expenses)	(58,449)	(8,958)	1,728	1,472
Change in valuation allowance	6,465	991	25,423	(79,694)
Prior year provision to return true up	2,232	342	(8,348)	4,048
Income tax expenses	¥ (109,336)	$ (16,756)	¥ (5,437)	¥ (24,411)